UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2019

Item 1. Schedule of Investments.

Bramshill Income Performance Fund
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Principal
Amount		Value
	CORPORATE BONDS ― 8.3%
	E-COMMERCE ― 0.4%
	Uber Technologies, Inc.
$1,734,000	7.500%, 11/1/2023 (1)	$1,842,375

	ENERGY ― 1.3%
	Anadarko Petroleum Corp.
12,291,000	4.675%, 10/10/2036 (2)	5,826,490

	ENTERTAINMENT ― 0.4%
	International Game Technology PLC (1)
1,745,000	6.250%, 2/15/2022	1,851,881

	FINANCE AND INSURANCE ― 0.9%
	Lincoln National Corp.
1,224,000	4.883%, (3 month U.S. LIBOR +2.358%) (3), 5/17/2066	1,002,480
	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. (1)
3,454,000	4.875%, 4/15/2045	3,311,802
		4,314,282
	LODGING ― 1.0%
	Wyndham Destinations, Inc.
4,493,000	5.750%, 4/1/2027	4,706,418

	MANUFACTURING ― 4.3%
	Ford Motor Credit Co LLC
7,218,000	5.085%, 1/7/2021	7,440,157
	General Motors Co.
11,595,000	3.353%, (3 month U.S. LIBOR +0.900%) (3), 9/10/2021	11,564,389
	Newell Brands, Inc.
655,000	3.150%, 4/1/2021	657,604
		19,662,150
	TOTAL CORPORATE BONDS
	(Cost $37,035,815)	38,203,596

	U.S. GOVERNMENT NOTES ― 16.8%
	United States Treasury Notes
40,318,000	3.375%, 11/15/2019	40,499,116
36,460,000	1.375%, 12/15/2019	36,346,063
	TOTAL U.S. GOVERNMENT NOTES
	(Cost $76,783,356)	76,845,179

Bramshill Income Performance Fund
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited) (Continued)

Number of
Shares		Value
	CLOSED-END FUNDS ― 13.2%
203,688	BlackRock Corporate High Yield Fund, Inc.	$2,183,535
274,623	BlackRock Municipal Income Trust (4)	3,817,260
297,904	BlackRock MuniHoldings New York Quality Fund, Inc.	3,920,417
691,087	BlackRock MuniVest Fund, Inc.	6,337,268
361,632	BlackRock MuniYield Quality Fund III, Inc.	4,773,542
183,841	Eaton Vance Municipal Bond Fund	2,285,143
512,379	Invesco Municipal Opportunity Trust	6,302,262
370,098	Invesco Municipal Trust	4,559,607
612,071	Invesco Senior Income Trust	2,644,147
229,731	Invesco Trust for Investment Grade Municipals	2,910,692
1,186,712	Nuveen Credit Strategies Income Fund	9,398,759
571,783	Nuveen Quality Municipal Income Fund	8,004,962
633,853	Western Asset High Income Opportunity Fund, Inc.	3,251,666

	TOTAL CLOSED-END FUNDS
	(Cost $58,135,494)	60,389,260

	EXCHANGE TRADED FUNDS ― 5.1%
1,031,615	Invesco CEF Income Composite ETF	23,345,447
	TOTAL EXCHANGE TRADED FUNDS
	(Cost $22,406,074)	23,345,447
Number of
Shares/Units
	PREFERRED STOCKS ― 43.2%
	BANKS ― 6.8%
	Citizens Financial Group, Inc. Depositary Shares
4,541	5.500%, (effective 4/6/2020, 3 month U.S. LIBOR +3.960%) (5), 4/6/2020 (6)	4,541,931
	Citizens Financial Group, Inc.
42,521	6.350%, (effective 4/6/2024, 3 month U.S. LIBOR +3.642%) (5), 4/6/2024 (6)	1,139,563
	GMAC Capital Trust I
198,986	8.125%, (3 month U.S. LIBOR +5.785%) (3), 2/15/2040	5,199,504
	Valley National Bancorp
138,967	5.500%, (effective 9/30/2022, 3 month U.S. LIBOR +3.578%) (5), 9/30/2022 (6)	3,564,504
	Wells Fargo & Co. Depositary Shares
16,567	6.180%, (3 month U.S. LIBOR +3.770%) (5), 9/15/2019 (6)	16,724,387
		31,169,889
	DIVERSIFED BANKING INSTITUTIONAL ― 6.9%
	Bank of America Corp.
51,899	6.625%, 9/9/2019 (6)	1,321,348
	Bank of America Corp. Depositary Shares
3,947	5.125%, (effective 6/20/2024, 3 month U.S. LIBOR +3.292%) (5), 6/20/2024 (6)	3,976,603
	Citigroup, Inc. Depositary Shares
17,215	5.875%, (effective 3/27/2020, 3 month U.S. LIBOR +4.059%) (5), 3/27/2020 (6)	17,371,570
4,685	5.950%, (effective 8/15/2020, 3 month U.S. LIBOR +4.095%) (5), 8/15/2020 (6)	4,818,687
	JPMorgan Chase & Co. Depositary Shares
3,841	6.053%, (3 month U.S. LIBOR +3.470%) (5), 7/30/2019 (6)	3,844,764
		31,332,972

Bramshill Income Performance Fund
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited) (Continued)

Number of
Shares/Units		Value
	PREFERRED STOCKS (Continued)
	FINANCE - CREDIT CARD ― 1.9%
	American Express Co. Depositary Shares
4,367	5.200%, (effective 11/15/2019, 3 month U.S. LIBOR +3.428%) (5), 11/15/2019 (6)	$4,361,541
4,374	4.900%, (effective 3/15/2020, 3 month U.S. LIBOR +3.285%) (5), 3/15/2020 (6)	4,391,671
		8,753,212
	FINANCE - INVESTMENT BANKER/BROKER ― 8.7%
	Goldman Sachs Group, Inc. Depositary Shares
20,787	5.375%, (effective 5/10/2020, 3 month U.S. LIBOR +3.922%) (5), 5/10/2020 (6)	20,817,453
971	5.500%, (effective 8/10/2024, 5 Year Treasury Note Constant Maturity Rate + 3.623%) (5), 8/10/2024) (6)	997,096
	Morgan Stanley Depositary Shares
3,275	5.450%, (effective 7/15/2019, 3 month U.S. LIBOR +3.610%) (5), 7/15/2019 (6)	3,270,906
14,739	5.550%, (effective 7/15/2020, 3 month U.S. LIBOR +3.810%) (5), 7/15/2020 (6)	14,904,519
		39,989,974
	FINANCE AND INSURANCE ― 4.9%
	AllianzGI Convertible & Income Fund
129,172	5.625%, 9/20/2023 (6)	3,293,886
	Hartford Financial Services Group, Inc. (The) (4)
188,153	7.875%, (effective 4/15/2022, 3 month U.S. LIBOR +5.596%), 4/15/2022 (3)	5,245,706
	MetLife, Inc. Depositary Shares
13,531	5.250%, (effective 6/15/2020, 3 month U.S. LIBOR +3.575%) (5), 6/15/2020 (6)	13,707,241
	PartnerRe Ltd.
7,252	7.250%, 4/29/2021 (6)	191,670
		22,438,503
	INVESTMENT COMPANIES ― 4.8%
	Apollo Global Management LLC
83,389	6.375%, 3/15/2022 (6)	2,135,592
	Ares Management Corp.
371,568	7.000%, 6/30/2021 (6)	9,831,689
	Oaktree Capital Group LLC
39,607	6.625%, 6/15/2023 (6)	1,023,049
265,208	6.550%, 9/15/2023 (6)	6,882,148
	Stifel Financial Corp.
87,295	5.200%, 10/15/2047	2,155,314
		22,027,792
	PIPELINES ― 3.9%
	Andeavor Logistics LP Depositary Shares
6,478	6.875%, (effective 2/15/2023, 3 month U.S. LIBOR +4.652%) (5), 2/15/2023 (6)	6,465,271
	Energy Transfer Operating LP
449,451	7.600%, (effective 5/15/2024, 3 month U.S. LIBOR +5.161%) (5), 5/15/2024 (6)	11,204,813
		17,670,084
	REAL ESTATE INVESTMENT TRUST ― 2.5%
	Annaly Capital Management, Inc.
36,938	6.950%, (effective 9/30/2022, 3 month U.S. LIBOR +4.993%) (5), 9/30/2022 (6)	938,225
289,630	6.750%, (effective 6/30/2024, 3 month U.S. LIBOR +4.989%) (5), 6/30/2024 (4)(6)	7,214,683
	Kimco Realty Corp.
130,110	5.250%, 12/20/2022 (6)	3,183,792
		11,336,700

Bramshill Income Performance Fund
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited) (Continued)

Number of
Shares/Units		Value
	PREFERRED STOCKS (Continued)
	UTILITIES ― 2.8%
	Duke Energy Corp.
148,641	5.750%, 6/15/2024 (6)	$3,927,095
	Entergy Arkansas LLC
103,286	4.900%, 12/1/2052	2,680,272
17,098	4.750%, 6/1/2063 (4)	441,470
	Entergy Louisiana LLC
25,745	4.875%, 9/1/2066	661,647
	National Rural Utilities Cooperative Finance Corp. (7)
197,106	5.500%, 5/15/2064	5,260,759
		12,971,243
	TOTAL PREFERRED STOCKS
	(Cost $196,001,951)	197,690,369

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING ― 0.3%
1,500,086	First American Government Obligations Fund, Class Z, 2.26% (8)	1,500,086
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING
	(Cost $1,500,086)	1,500,086

	TOTAL INVESTMENTS ― 86.9%
	(Cost $391,862,776)	397,973,937
	Other Assets in Excess of Liabilities ― 13.1%	59,847,405
	TOTAL NET ASSETS ― 100.0%	$457,821,342

Principal
Amount		Value
	SECURITIES SOLD SHORT
	U.S. GOVERNMENT BOND ― (9.0%)
	United States Treasury Bond
(38,287,000)	2.875%, 5/15/2049	$(41,080,755)
	TOTAL U.S. GOVERNMENT BOND
	(Proceeds $39,285,823)	(41,080,755)

	TOTAL SECURITIES SOLD SHORT ― (9.0%)
	(Proceeds $39,285,823)	$(41,080,755)

Percentages are stated as a percent of net assets.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and maybe sold in transactions exempt from registration only to qualified institutional buyers on a public offering registered under the Securities Act of 1933.  The security has been deemed liquid by the advisor.

(2) Zero coupon bond. Rate shown is yield to maturity of the position.
(3) Variable Rate security. Rates disclosed as of June 30, 2019.
(4) All or a portion of this security is on loan.
(5) Fixed to floating rate. Effective date of change and formula disclosed. Rate disclosed is as of period end.
(6) Callable at any dividend payment on or after date disclosed.
(7) Non Income Producing.
(8) Seven-day yield as of June 30, 2019.

Valuation of Investments (Unaudited)

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category investment type as of June 30, 2019:

Bramshill Income Performance Fund

Description	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds	$-	$38,203,596	$-	$38,203,596
U.S. Government Notes	76,845,179	-	-	76,845,179
Closed-End Funds	60,389,260	-	-	60,389,260
Exchange Traded Funds	23,345,447	-	-	23,345,447
Preferred Stocks	77,496,729	120,193,640	-	197,690,369
Investments Purchased with Proceeds from Securities Lending	1,500,086	-	-	1,500,086
Total Assets	$239,576,701	$158,397,236	$-	$397,973,937
Liabilities
U.S. Government Bond	$(41,080,755)	$-	$-	$(41,080,755)
Total Liabilities	$(41,080,755)	$-	$-	$(41,080,755)

Please refer to the Schedule of investments for further classification.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President and Principal Executive Officer

Date August 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Russell B. Simon
Russell B. Simon, Treasurer and Principal Financial Officer

Date August 22, 2019